Revenue	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Revenue
29.	Revenue

(a)	Disaggregation of revenue
Details of revenue disaggregated by types of revenue and timing of revenue recognition for the years ended December 31, 2021, 2022 and 2023 were as follows:

1)	For the year ended December 31, 2021

(in millions of Won)			Green Infrastructure
	Steel		Trading	Construction	Logistics and Others	Green Materials and energy	Others	Total
Types of revenue
Revenue from sales of goods	￦	40,305,393	24,233,531	—	7,751	1,210,874	219,425	65,976,974
Revenue from services		680,513	547,369	58,807	2,027,133	3,150	102,881	3,419,853
Revenue from construction contract		—	—	6,014,050	—	27,933	34	6,042,017
Others		107,499	284,708	2,365	26,393	—	149,392	570,357

	￦	41,093,405	25,065,608	6,075,222	2,061,277	1,241,957	471,732	76,009,201

Timing of revenue recognition
Revenue recognized at a point in time	￦	40,412,892	24,518,239	491,313	34,144	1,210,874	368,817	67,036,279
Revenue recognized over time		680,513	547,369	5,583,909	2,027,133	31,083	102,915	8,972,922

	￦	41,093,405	25,065,608	6,075,222	2,061,277	1,241,957	471,732	76,009,201

2)	For the year ended December 31, 2022

(in millions of Won)			Green Infrastructure
	Steel		Trading	Construction	Logistics and Others	Green Materials and energy	Others	Total
Types of revenue
Revenue from sales of goods	￦	43,508,308	24,824,117	—	84,168	2,418,796	—	70,835,389
Revenue from services		919,391	586,047	142,708	3,849,390	4,501	8,017	5,510,054
Revenue from construction contract		—	—	7,769,863	—	28,488	—	7,798,351
Others		119,267	545,294	8,537	65,401	—	121,323	859,822

	￦	44,546,966	25,955,458	7,921,108	3,998,959	2,451,785	129,340	85,003,616

Timing of revenue recognition
Revenue recognized at a point in time	￦	43,627,575	25,369,411	837,363	149,569	2,418,796	121,323	72,524,037
Revenue recognized over time		919,391	586,047	7,083,745	3,849,390	32,989	8,017	12,479,579

	￦	44,546,966	25,955,458	7,921,108	3,998,959	2,451,785	129,340	85,003,616

3)	For the year ended December 31, 2023

(in millions of Won)			Green Infrastructure
	Steel		Trading	Construction	Logistics and Others	Green Materials and energy	Others	Total
Types of revenue
Revenue from sales of goods	￦	39,435,236	20,973,059	—	17,923	3,775,215	—	64,201,433
Revenue from services		807,142	3,056,272	142,902	397,421	4,415	13,082	4,421,234
Revenue from construction contract		—	—	8,070,120	—	36,404	—	8,106,524
Others		150,895	4,175	17,460	55,269	8	99,551	327,358

	￦	40,393,273	24,033,506	8,230,482	470,613	3,816,042	112,633	77,056,549

Timing of revenue recognition
Revenue recognized at a point in time	￦	39,586,131	20,977,234	375,118	73,192	3,775,223	99,551	64,886,449
Revenue recognized over time		807,142	3,056,272	7,855,364	397,421	40,819	13,082	12,170,100

	￦	40,393,273	24,033,506	8,230,482	470,613	3,816,042	112,633	77,056,549

(b)	Details of contract assets and liabilities from contracts with customers as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023
Receivables
Account receivables	￦	8,414,667	9,155,521

Contract assets
Due from customers for contract work		1,311,508	1,689,984

Contract liabilities
Advance received		1,233,424	915,659
Due to customers for contract work		756,316	624,632
Unearned revenue		84,195	77,908